Statements of Redeemable Convertible Preferred Stock and Stockholders' Deficit - USD ($) $ in Thousands	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Total
Beginning balance at Dec. 31, 2022	$ 19	$ 446	$ (45,492)	$ (24)	$ (45,051)
Beginning balance (in shares) at Dec. 31, 2022	19,127,914
Statements of Redeemable Convertible Preferred Stock and Stockholders' Deficit
Exercise of stock options		2			2
Exercise of stock options (in shares)	6,250
Stock-based compensation		314			314
Maturities of short-term investments				24	24
Net loss			(17,347)		(17,347)
Ending balance at Dec. 31, 2023	$ 2	$ 779	(62,839)		$ (62,058)
Ending balance (in shares) at Dec. 31, 2023	2,566,219				19,134,164
Redeemable convertible preferred stock beginning balance at Dec. 31, 2022					$ 85,503
Redeemable convertible preferred stock beginning balance (in shares) at Dec. 31, 2022					29,555,538
Redeemable convertible preferred stock ending balance at Dec. 31, 2023					$ 85,503
Redeemable convertible preferred stock ending balance (in shares) at Dec. 31, 2023					3,963,910
Statements of Redeemable Convertible Preferred Stock and Stockholders' Deficit
Exercise of stock options (in shares)	8,548,000	5,000			5,000
Stock-based compensation		$ 81			$ 81
Net loss			(4,202)		(4,202)
Ending balance at Mar. 31, 2024	$ 2	865	(67,041)		(66,174)
Ending balance (in shares) at Mar. 31, 2024	2,574,767
Redeemable convertible preferred stock ending balance at Mar. 31, 2024					$ 85,503
Redeemable convertible preferred stock ending balance (in shares) at Mar. 31, 2024					3,963,910
Beginning balance at Dec. 31, 2023	$ 2	779	(62,839)		$ (62,058)
Beginning balance (in shares) at Dec. 31, 2023	2,566,219				19,134,164
Statements of Redeemable Convertible Preferred Stock and Stockholders' Deficit
Net loss					$ (11,177)
Ending balance at Jun. 30, 2024	$ 2	944	(74,016)		(73,070)
Ending balance (in shares) at Jun. 30, 2024	2,574,767
Redeemable convertible preferred stock beginning balance at Dec. 31, 2023					$ 85,503
Redeemable convertible preferred stock beginning balance (in shares) at Dec. 31, 2023					3,963,910
Redeemable convertible preferred stock ending balance at Jun. 30, 2024					$ 85,503
Redeemable convertible preferred stock ending balance (in shares) at Jun. 30, 2024					3,963,910
Beginning balance at Dec. 31, 2023	$ 2	779	(62,839)		$ (62,058)
Beginning balance (in shares) at Dec. 31, 2023	2,566,219				19,134,164
Statements of Redeemable Convertible Preferred Stock and Stockholders' Deficit
Exercise of stock options		5			$ 5
Exercise of stock options (in shares)	63,750				63,750
Stock-based compensation		319			$ 319
Net loss			(29,397)		(29,397)
Ending balance at Dec. 31, 2024	$ 2	1,103	(92,236)		$ (91,131)
Ending balance (in shares) at Dec. 31, 2024	2,574,767				2,574,767
Redeemable convertible preferred stock beginning balance at Dec. 31, 2023					$ 85,503
Redeemable convertible preferred stock beginning balance (in shares) at Dec. 31, 2023					3,963,910
Redeemable convertible preferred stock ending balance at Dec. 31, 2024					$ 85,503
Redeemable convertible preferred stock ending balance (in shares) at Dec. 31, 2024					3,963,910
Beginning balance at Mar. 31, 2024	$ 2	865	(67,041)		$ (66,174)
Beginning balance (in shares) at Mar. 31, 2024	2,574,767
Statements of Redeemable Convertible Preferred Stock and Stockholders' Deficit
Stock-based compensation		79			79
Net loss			(6,975)		(6,975)
Ending balance at Jun. 30, 2024	$ 2	944	(74,016)		(73,070)
Ending balance (in shares) at Jun. 30, 2024	2,574,767
Redeemable convertible preferred stock beginning balance at Mar. 31, 2024					$ 85,503
Redeemable convertible preferred stock beginning balance (in shares) at Mar. 31, 2024					3,963,910
Redeemable convertible preferred stock ending balance at Jun. 30, 2024					$ 85,503
Redeemable convertible preferred stock ending balance (in shares) at Jun. 30, 2024					3,963,910
Beginning balance at Dec. 31, 2024	$ 2	1,103	(92,236)		$ (91,131)
Beginning balance (in shares) at Dec. 31, 2024	2,574,767				2,574,767
Statements of Redeemable Convertible Preferred Stock and Stockholders' Deficit
Exercise of stock options		3			$ 3
Exercise of stock options (in shares)	727,000
Stock-based compensation		80			80
Net loss			(9,579)		(9,579)
Ending balance at Mar. 31, 2025	$ 2	1,186	(101,815)	2	(100,625)
Ending balance (in shares) at Mar. 31, 2025	2,575,494
Redeemable convertible preferred stock beginning balance at Dec. 31, 2024					$ 85,503
Redeemable convertible preferred stock beginning balance (in shares) at Dec. 31, 2024					3,963,910
Redeemable convertible preferred stock ending balance at Mar. 31, 2025					$ 85,503
Redeemable convertible preferred stock ending balance (in shares) at Mar. 31, 2025					3,963,910
Beginning balance at Dec. 31, 2024	$ 2	1,103	(92,236)		$ (91,131)
Beginning balance (in shares) at Dec. 31, 2024	2,574,767				2,574,767
Statements of Redeemable Convertible Preferred Stock and Stockholders' Deficit
Exercise of stock options (in shares)					18,618
Net loss					$ (5,412)
Ending balance at Jun. 30, 2025	$ 9	130,579	(97,648)	(13)	$ 32,927
Ending balance (in shares) at Jun. 30, 2025	9,373,433,000				9,373,433
Redeemable convertible preferred stock beginning balance at Dec. 31, 2024					$ 85,503
Redeemable convertible preferred stock beginning balance (in shares) at Dec. 31, 2024					3,963,910
Redeemable convertible preferred stock ending balance at Jun. 30, 2025					$ 0
Redeemable convertible preferred stock ending balance (in shares) at Jun. 30, 2025					0
Beginning balance at Mar. 31, 2025	$ 2	1,186	(101,815)	2	$ (100,625)
Beginning balance (in shares) at Mar. 31, 2025	2,575,494
Statements of Redeemable Convertible Preferred Stock and Stockholders' Deficit
Exercise of stock options		421			421
Exercise of stock options (in shares)	17,891,000
Stock-based compensation		627			627
Net loss			4,167		4,167
Ending balance at Jun. 30, 2025	$ 9	$ 130,579	$ (97,648)	$ (13)	$ 32,927
Ending balance (in shares) at Jun. 30, 2025	9,373,433,000				9,373,433
Redeemable convertible preferred stock beginning balance at Mar. 31, 2025					$ 85,503
Redeemable convertible preferred stock beginning balance (in shares) at Mar. 31, 2025					3,963,910
Redeemable convertible preferred stock ending balance at Jun. 30, 2025					$ 0
Redeemable convertible preferred stock ending balance (in shares) at Jun. 30, 2025					0